SCHEDULE OF OUTSTANDING PREPAID WARRANTS AND COMMON WARRANTS (Details) - shares		1 Months Ended		12 Months Ended
	Nov. 25, 2024	Aug. 31, 2024	Apr. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Conditional Issuance of Prepaid Warrants in Exchange for Common Stock		2,816,291
Whiskey Special Ops 2023 Notes [Member]
Class of Warrant or Right [Line Items]
Ending Balance	1,657,718		755,919
Prepaid Warrants [Member]
Class of Warrant or Right [Line Items]
Beginning Balance				507,394
Conditional issuance of Prepaid Warrants from Exchange of 2022 and 2023 Convertible Notes					507,394
Conditional Issuance of Prepaid Warrants in Exchange for Common Stock				2,816,291
Exercise of Prepaid Warrants in Exchange for Common Stock				(698,619)
Issuance of Prepaid Warrants for Common Stock				700,001
November 25, 2024 Private Placement of Common Warrants
Ending Balance				3,871,992	507,394
Prepaid Warrants [Member] | Whiskey Special Ops 2023 Notes [Member] | Convertible Debt [Member]
Class of Warrant or Right [Line Items]
Conditional Issuance of Prepaid Warrants from Exchange of Whiskey Notes			546,927	546,927
Common Warrants [Member]
Class of Warrant or Right [Line Items]
Beginning Balance
Conditional issuance of Prepaid Warrants from Exchange of 2022 and 2023 Convertible Notes
Conditional Issuance of Prepaid Warrants in Exchange for Common Stock
Exercise of Prepaid Warrants in Exchange for Common Stock
Issuance of Prepaid Warrants for Common Stock
November 25, 2024 Private Placement of Common Warrants	382,205			382,205
Ending Balance				382,205
Common Warrants [Member] | Whiskey Special Ops 2023 Notes [Member] | Convertible Debt [Member]
Class of Warrant or Right [Line Items]
Conditional Issuance of Prepaid Warrants from Exchange of Whiskey Notes